Segment information - Information by operating segments (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Segment information
Total Revenues from contracts with external customers	€ 12,105	€ 10,715
Adjusted EBITDA	(5,017)	(865)
Additions to property, plant and equipment and right-of-use assets	1,404	441
Additions to intangible assets	1,191	1,113
Other segment information
Depreciation and amortization	2,084	1,397
Research and development expenses	2,691	1,701
Pharmaceutical
Segment information
Total Revenues from contracts with external customers	4,550	4,130
Diagnostics
Segment information
Total Revenues from contracts with external customers	7,555	6,585
Operating segment | Pharmaceutical
Segment information
Total Revenues from contracts with external customers	4,550	4,130
Adjusted EBITDA	2,608	2,944
Additions to property, plant and equipment and right-of-use assets		7
Additions to intangible assets	1,002	768
Other segment information
Depreciation and amortization	564	256
Operating segment | Diagnostics
Segment information
Total Revenues from contracts with external customers	7,555	6,585
Adjusted EBITDA	87	11
Additions to property, plant and equipment and right-of-use assets	817	20
Other segment information
Depreciation and amortization	544	524
Corporate
Segment information
Adjusted EBITDA	(7,712)	(3,820)
Additions to property, plant and equipment and right-of-use assets	587	414
Additions to intangible assets	189	345
Other segment information
Depreciation and amortization	976	617
Research and development expenses	€ 2,691	€ 1,701